Equity (Details 2)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Number	881,867
Exercisable options, Number	855,667
Stock Option Two [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 2.30
Outstanding options, Number	94,000
Outstanding options, Average remaining contractual life (years)	3 years
Exercisable options, Average exercise price | $ / shares	$ 2.30
Exercisable options, Number	94,000
Exercisable options, Average remaining contractual life (years)	3 years
Stock Option Three [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 5.31
Outstanding options, Number	131,000
Outstanding options, Average remaining contractual life (years)	4 years 9 months 7 days
Exercisable options, Average exercise price | $ / shares	$ 5.31
Exercisable options, Number	104,800
Exercisable options, Average remaining contractual life (years)	4 years 9 months 7 days
Stock Option Four [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.64
Outstanding options, Number	159,000
Outstanding options, Average remaining contractual life (years)	5 years 7 months 21 days
Exercisable options, Average exercise price | $ / shares	$ 1.64
Exercisable options, Number	159,000
Exercisable options, Average remaining contractual life (years)	5 years 7 months 21 days
Stock Option Five [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.88
Outstanding options, Number	390,867
Outstanding options, Average remaining contractual life (years)	6 years 7 months 6 days
Exercisable options, Average exercise price | $ / shares	$ 1.88
Exercisable options, Number	390,867
Exercisable options, Average remaining contractual life (years)	6 years 7 months 6 days
Stock Option One [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding options, Average exercise price | $ / shares	$ 1.45
Outstanding options, Number	107,000
Outstanding options, Average remaining contractual life (years)	7 years 2 months 19 days
Exercisable options, Average exercise price | $ / shares	$ 1.45
Exercisable options, Number	107,000
Exercisable options, Average remaining contractual life (years)	7 years 2 months 19 days